                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 1998

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):    [ X ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            BB Medtech AG
Address:         Vordergasse 3
                 Grafenauweg 4
                 Zug, Switzerland CH-6301

Form 13F File Number:                      28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel Bugmann
Title:           SIGNING AUTHORITY
                 ----------------
Phone:           (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ DANIEL BUGMANN                              Zug, Switzerland,  18  May 1999
--------------------                                              -----

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[XX] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Name

         Medcare S.A.

         Medsource S.A.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total:$293,822
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                      Name

         1                        Medcare S.A

         2                        Medsource S.A.

                                 BB MEDTECH AG

31-MAR-98                  FORM 13F INFORMATION TABLE


---------------------------------------------------------------------------------------------------------------
                                                                                       COLUMN 5:
                                                                        ---------------------------------------
                                                   COLUMN 4:
  COLUMN 1:        COLUMN 2:       COLUMN 3:         VALUE
NAME OF ISSUER   TITLE OF CLASS      CUSIP         (X$1,000)             SHRS OR          SH/       PUT/
                                                                         PRN AMT          PRN       CALL

---------------------------------------------------------------------------------------------------------------
Boston          Common Stock        10113710    $           37,800        560,000       SH
Scientific
Corp.
---------------------------------------------------------------------------------------------------------------
Diatide, Inc.   Common Stock        25284210    $           14,450      1,344,192       SH
---------------------------------------------------------------------------------------------------------------
Genesis Health  Common Stock        37191210    $            7,033        250,000       SH
 Ventures,
  Inc.
---------------------------------------------------------------------------------------------------------------
HBO & Co.       Common Stock        40410010    $           90,570      1,500,000       SH
---------------------------------------------------------------------------------------------------------------
Healthsouth     Common Stock        42192410    $           36,478      1,300,000       SH
 Corp
---------------------------------------------------------------------------------------------------------------
Lifecore        Common Stock        53218710    $             8,183       350,000       SH
Biomedical,
Inc.
---------------------------------------------------------------------------------------------------------------
Phycor, Inc.    Common Stock        71940F10    $           19,853        880,000       SH
---------------------------------------------------------------------------------------------------------------
Renal Care      Common Stock        75993010    $           10,811        284,500       SH
Group, Inc.
---------------------------------------------------------------------------------------------------------------
St. Jude        Common Stock        79084910    $           28,758        860,000       SH
Medical, Inc.
---------------------------------------------------------------------------------------------------------------
United          Common Stock        91058110    $           39,886        616,000       SH
Healthcare,
 Inc.
---------------------------------------------------------------------------------------------------------------
COLUMN                                          $          293,822
 TOTALS


------------------------------------------------------------------------------------------------
                                                              COLUMN 8:
                COLUMN 6:         COLUMN 7:                VOTING AUTHORITY
                INVESTMENT     OTHER MANAGERS    ---------------------------------------------
  COLUMN 1:     DISCTRETION
NAME OF ISSUER                                           SOLE         SHARED         NONE


------------------------------------------------------------------------------------------------
Boston            DEFINED             1                  560000       NONE          NONE
Scientific
Corp.
------------------------------------------------------------------------------------------------
Diatide, Inc.     DEFINED             2                 1344192       NONE          NONE
------------------------------------------------------------------------------------------------
Genesis Health    DEFINED             2                  250000       NONE          NONE
 Ventures,
  Inc.
------------------------------------------------------------------------------------------------
HBO & Co.         DEFINED             1                 1500000       NONE          NONE
------------------------------------------------------------------------------------------------
Healthsouth       DEFINED             2                 1300000       NONE          NONE
 Corp
------------------------------------------------------------------------------------------------
Lifecore          DEFINED             2                  350000       NONE          NONE
Biomedical,
Inc.
------------------------------------------------------------------------------------------------
Phycor, Inc.      DEFINED             1                  880000       NONE          NONE
------------------------------------------------------------------------------------------------
Renal Care        DEFINED             2                  284500       NONE          NONE
Group, Inc.
------------------------------------------------------------------------------------------------
St. Jude          DEFINED             1                  860000       NONE          NONE
Medical, Inc.
------------------------------------------------------------------------------------------------
United            DEFINED             1                  616000       NONE          NONE
Healthcare,
 Inc.
------------------------------------------------------------------------------------------------
COLUMN
 TOTALS